Intangible Assets (Details) - Schedule of Estimated Future Amortization Expense - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Estimated Future Amortization Expense Abstract
2024	$ 5,127,906
2025	5,019,093
2026	4,717,638
2027	4,366,324
2028	3,422,223
Thereafter	609,244
Net	$ 23,262,428	$ 3,211,305